FINANCIAL INSTRUMENTS - Schedule of Changes in Fair Value of Financial Instruments (Details) - Level 3 of fair value hierarchy [member] - Investments $ in Thousands	12 Months Ended
Mar. 31, 2022 CAD ($)
Changes in fair value measurement, assets [abstract]
Balance at beginning of period	$ 0
Additions	250
Interest income	21
Change in fair value of investments measured at fair value through profit or loss	(29)
Balance at end of period	$ 242